CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and banks	R$ 2,464,097	R$ 1,151,766
Cash equivalents
Total cash and cash equivalents	R$ 3,249,127	4,387,453	R$ 1,076,833	R$ 1,614,697
Fixed | Cash and banks
Cash equivalents
Average yield	1.83%
Domestic
Cash equivalents
Fixed-term deposits	R$ 630,075	3,215,252
Domestic | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	99.52%
Foreign
Cash equivalents
Fixed-term deposits	R$ 154,955	R$ 20,435
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield	1.58%